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          -
      PROVIDENT
-------------------------------------------------------------------------------

    INSTITUTIONAL
        FUNDS

          -

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                     400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
                               302-792-2555 - Fax: 302-792-5876

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                                                               September 8, 1998

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Municipal Fund for California Investors, Inc. for the period ended July 31, 1998.

     Commentary of California's improving economy and on recent developments in our Fund are contained in the accompanying Investment Adviser's Report.

     Provident Institutional Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                          Sincerely,

                                          /s/ G. Willing Pepper
                                          G. Willing Pepper
                                            Chairman

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                  SEMI-ANNUAL REPORT OF THE INVESTMENT ADVISER

     California's economy continued to gain momentum as non-farm employment rose 3.3% in the year ended July, 1998. Construction led the way as residential housing permits in July were up 32% from the prior year, while sales of existing family homes were up 19%. The median home price rose 11.3% from the prior year. New home construction was particularly strong in San Diego and Riverside counties, where housing starts were ahead of last year's pace by 25%. The State's unemployment rate was 5.6% in July, the lowest level since 1990.

     The good economic news had a positive impact upon the State's fiscal picture. Unaudited results for the fiscal year ended June 30, 1998 indicate the General Fund produced a surplus of $2.1 billion compared with $264 million for fiscal 1997. The improvement was the result of a 10.9% increase in receipts versus a 7.2% increase in disbursements. Personal income tax revenues were up 19% from the prior year while retail sales and use taxes were up 7%. On the disbursement side, funding for public schools was up 9.1%.

     Credit rating activity for the first seven months of 1998 reflected the improving economic and fiscal pictures for the State. Moody's upgraded 19 California credits, including Alameda County pension obligations and San Diego County Certificates of Participation, while downgrading only one credit, a taxable hospital foundation.

     The yield curve in the short-term municipal market remained relatively flat during the period. At the same time, the market experienced greater cash flow volatility, increasing the focus on liquidity. Under these conditions, there was little opportunity to extend the Fund's average weighted maturity. During the summer's fiscal note season, some longer-dated obligations were purchased to take advantage of temporarily higher rates. Even with the State's fiscal improvement, credit quality concerns remain and the prudent selection of high quality securities will remain a primary objective in the management of the Fund. For the one-year period ended July 31, 1998, CalMoney remained very competitive within its peer group, ranking #4 among 55 California tax-exempt money market funds, according to Lipper Analytical Services.

                                  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Net Assets
                                 July 31, 1998
                                  (Unaudited)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
CALIFORNIA -- 97.52%
  California Educational
   Facilities Authority (Stanford
   University) Series 1993L DN
   (A-1+, VMIG-1)**
   2.90%................. 08/07/98   $ 3,300   $  3,300,000
  California Educational
   Facilities Authority (Stanford
   University) Series 1996L DN
   (A-1+, VMIG-1)**
   2.90%................. 08/07/98     7,275      7,275,000
  California GO Notes TECP(Morgan
   Guaranty LOC) (A-1, P-1)
   3.00%................. 08/06/98     5,600      5,600,000
  California GO Notes TECP Series
   B (Westdeutsche Landesbank
   Girozentrale LOC) (A-1, P-1)
   3.30%................. 09/04/98    10,000     10,000,000
  California Health Facilities
   Financing Authority (Adventist
   Health System West-Sutter
   Health) Series 1991B DN
   (Toronto Dominion LOC)
   (A-1+, VMIG-1)**
   3.05%................. 08/07/98     2,000      2,000,000
  California Health Facilities
   Financing Authority (Catholic
   Healthcare West) Series 1988C
   DN (MBIA Insurance)
   (A-1+, VMIG-1)**
   3.00%................. 08/07/98     2,200      2,200,000
  California Health Facilities
   Financing Authority (Pooled
   Loan Program) Series 1985B DN
   (Morgan Guaranty LOC)
   (A-1+, VMIG-1)**
   2.95%................. 08/07/98     4,000      4,000,000
  California Health Facilities
   Financing Authority (Pooled
   Loan Program) Series 1987A DN
   (Sanwa Bank LOC)(VMIG-1)**
   2.95%................. 08/07/98     4,400      4,400,000
  California Health Facilities
   Financing Authority (Scripps
   Memorial Hospital) Series A DN
   (A-1+, VMIG-1)**
   3.20%................. 08/07/98     5,000      5,000,000
  California Health Facilities
   Financing Authority (Scripps
   Memorial Hospital) Series 1985B
   DN (MBIA Insurance)
   (A-1+, VMIG-1)**
   3.20%................. 08/07/98     2,800      2,800,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  California Health Facilities
   Financing Authority RB
   (Catholic Health Care) Series C
   DN
   (A-1+, VMIG-1)**
   3.00%................. 08/07/98   $ 4,000   $  4,000,000
  California Pollution Control
   Financing Authority PCRB
   (Pacific Gas & Electric
   Company) Series 1996D (Union
   Bank of Switzerland LOC) (A-1+)
   3.05%................. 08/07/98     1,000      1,000,000
  California Pollution Control
   Financing Authority PCRB
   (Pacific Gas & Electric
   Company) Series 1996D (Union
   Bank of Switzerland LOC) (A-1+)
   3.50%................. 10/08/98    19,600     19,600,000
  California Pollution Control
   Financing Authority PCRB
   (Southern California Edison
   Company) Series B (A-1, P-1)
   3.10%................. 09/09/98     2,000      2,000,000
  California Pollution Control
   Financing Authority PCRB
   (Southern California Edison
   Company) Series 1985D
   (A-1, P-1)
   3.40%................. 08/19/98     1,300      1,300,000
  California Statewide Communities
   Development Authority
   Certificates of Participation
   (Covenant Retirement
   Communities, Inc.) DN (ABN-AMRO
   Bank N.V. LOC) (A-1+, VMIG-1)**
   3.25%................. 08/07/98     7,900      7,900,000
  California Statewide Communities
   Development Authority
   Certificates of Participation
   (St. Joseph Health System) DN
   (A-1+, VMIG-1)**
   3.05%................. 08/07/98     5,000      5,000,000
  California Statewide Communities
   Development Authority Trust
   Receipts Series 1998A-23 DN
   (Bank of New York LOC) (A-1+)**
   3.60%................. 08/07/98    56,100     56,100,000
  City of Stockton IDRB (La Quinta
   Motor Inns) DN (NationsBank
   LOC)(A-1)**
   3.60%................. 08/07/98     1,625      1,625,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
Corona Multifamily Housing RB
(Country Hills Apartment Project)
Series 1995A DN (Bank of America
LOC)(A-1)**
   3.10%................. 08/07/98   $ 6,775   $  6,775,000
  East Bay Municipal Utility
   District Water RB (Westdeutsche
   Landesbank Girozentrale LOC)
   (A-1+, P-1)
   3.50%................. 09/08/98    14,000     14,000,000
  Eastern Municipal Water District
   Facilities Corporation
   Certificates of Participation
   (Riverside County Project) DN
   (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.00%................. 08/07/98     4,200      4,200,000
  Foothill Eastern Corridor Agency
   (California Toll Road Project)
   Series D DN (Industrial Bank of
   Japan LOC)(A-1+)**
   3.00%................. 08/07/98     1,400      1,400,000
  Fremont Multifamily Housing
   Bonds (Creekside Village
   Apartments) Series D DN
   (Kredietbank LOC)(VMIG-1)**
   2.95%................. 08/07/98     4,000      4,000,000
  Golden Empire Schools Financing
   Authority (Kern High School
   District Project) Series B DN
   (National Westminster LOC)
   (A-1+)**
   3.00%................. 08/07/98     4,700      4,700,000
  Golden Empire Schools Financing
   Authority (Kern High School
   District Project) Series A DN
   (Canadian Imperial Bank LOC)
   (A-1+)**
   3.00%................. 08/07/98     8,200      8,200,000
  Irvine Assessment District
   Improvement Bonds Series 1997
   DN (Bayerische Landesbank
   Girozentrale LOC) (VMIG-1)**
   3.50%................. 08/01/98     2,700      2,700,000
  Kern County Certificates of
   Participation (Kern Public
   Facilities Project) Series B DN
   (Sanwa Bank LOC) (VMIG-1)**
   3.00%................. 08/07/98     4,300      4,300,000
  Long Beach Health Facilities RB
   (Memorial Health Services)
   Series 1991 DN (A-1+, VMIG-1)**
   3.10%................. 08/07/98    13,600     13,600,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  Los Angeles Convention &
   Exposition Center Authority
   Lease RB Series D DN (Bank of
   New York LOC) (A-1+, VMIG-1)**
   3.60%................. 08/07/98   $22,025   $ 22,025,000
  Los Angeles County Asset Lease
   RB TECP Notes (Westdeutsche
   Landesbank Girozentrale LOC)
   (A-1+, P-1)
   3.00%................. 08/06/98     1,000      1,000,000
   3.55%................. 08/07/98     5,000      5,000,000
   3.55%................. 09/04/98    11,550     11,550,000
   3.50%................. 09/09/98    12,000     12,000,000
  Los Angeles County Housing
   Authority Multifamily Housing
   RB (Malibu Meadows Project)
   Series 1998B DN (Federal
   National Mortgage
   Association)(A-1+)**
   2.95%................. 08/07/98     3,000      3,000,000
  Los Angeles County Metropolitan
   Transportation Authority Second
   Subordinate Sales Tax Revenue
   Notes Series A (National
   Westminster LOC) (A-1+, P-1)
   3.40%................. 09/29/98     2,900      2,900,000
  Los Angeles County Multifamily
   Housing RB (Valencia Village
   Project) Series 1984C DN
   (Bayerische Landesbank
   Girozentrale LOC)(A-1+)**
   3.20%................. 08/07/98     9,900      9,900,000
  Los Angeles County TRAN (SP-1+,
   MIG-1)
   4.50%................. 06/30/99    31,000     31,226,028
  Los Angeles County
   Transportation Commission Sales
   Tax Revenue Refunding Bonds
   Series 1992 DN (FGIC Insurance)
   (A-1+, VMIG-1)**
   2.90%................. 08/07/98    16,300     16,300,000
  Los Angeles Unified School
   District TRAN Series 1998-1999
   (SP-1+, MIG-1)
   4.50%................. 07/01/99     9,000      9,069,180
  Los Angeles Wastewater Authority
   Revenue Notes TECP (A-1, P-1)
   3.50%................. 09/15/98    10,000     10,000,000
  Metropolitan Water District of
   Southern California Series A DN
   (ABN-AMRO Bank N.V. LOC) (A-1+,
   VMIG-1)**
   3.05%................. 08/07/98     1,000      1,000,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
Metropolitan Water District of
Southern California Series B
(Westdeutsche Landesbank
Girozentrale LOC) (A-1+, P-1)
   3.55%................. 08/07/98   $18,000   $ 18,000,000
  Monterey County Financing
   Authority RB (Reclamation &
   Distribution Projects) DN (Dai-
   Ichi Kangyo LOC)(VMIG-1)**
   3.90%................. 08/07/98     6,100      6,100,000
  Northern California Public Power
   Agency (Geothermal Project
   #3-A) DN (Bank of Nova Scotia
   LOC) (A-1+, VMIG-1)**
   2.90%................. 08/07/98    15,695     15,695,000
  Oakland Certificates of
   Participation (Capital
   Improvement Project) DN
   (National Westminster LOC)**
   3.35%................. 08/07/98    29,500     29,500,000
  Pomona Redevelopment Agency
   Multifamily RB Series A DN
   (Federal National Mortgage
   Association)(A-1+)**
   2.95%................. 08/07/98     2,400      2,400,000
  Redlands City Multifamily
   Revenue Refunding Bonds
   (Parkview Terrace Project)
   Series 1991A DN (Bank of
   America LOC) (VMIG-1)**
   3.05%................. 08/07/98     3,000      3,000,000
  Riverside County Certificates of
   Participation (Riverside County
   Public Facility) Series 1985A
   DN (Sanwa Bank LOC) (A-1+,
   VMIG-1)**
   3.05%................. 08/07/98     6,800      6,800,000
  Riverside County Certificates of
   Participation (Riverside County
   Public Facility) Series 1985C
   DN (Sanwa Bank LOC) (A-1+,
   VMIG-1)**
   3.00%................. 08/07/98     7,900      7,900,000
  Riverside County Multifamily
   Housing Bonds (Sierra Pines
   Apartments Project) Series
   1991A DN (Swiss Bank LOC)
   (A-1+)**
   3.00%................. 08/07/98     4,715      4,715,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  Rohnert Park Multifamily Housing
   Bonds (Crossbrook Apartments)
   Series A DN (Federal National
   Mortgage Association) (A-1+)**
   2.95%................. 08/07/98   $ 2,500   $  2,500,000
  San Diego Area Local Government
   Trust Receipts Certificates of
   Participation Series-A25 DN
   (A-1+)**
   3.60%................. 08/07/98    15,000     15,000,000
  San Diego County Metropolitan
   Water Authority Series I TECP
   (Bayerische Landesbank
   Girozentrale LOC) (A-1, P-1)
   3.25%................. 08/26/98     6,600      6,600,000
  San Diego Multifamily Housing
   Bonds (Las Flores Project)
   Series 1991A DN (Swiss Bank
   LOC) (A-1+)**
   3.00%................. 08/07/98    16,800     16,800,000
  San Diego Multifamily Housing RB
   (University Tour Center
   Apartments Project) DN (Bank of
   America LOC) (A-1, VMIG-1)**
   3.05%................. 08/07/98     2,900      2,900,000
  San Francisco City & County
   Housing Authority Multifamily
   Housing RB (Winterland Project)
   Series 1985C DN (Citibank LOC)
   (A-1, VMIG-1)**
   3.10%................. 08/07/98     4,800      4,800,000
  San Francisco City & County
   Redevelopment Agency
   Multifamily Housing RB (Bayside
   Village Project) Series B DN
   (Industrial Bank of Japan LOC)
   (A-1+, VMIG-1)**
   4.25%................. 08/07/98     6,400      6,400,000
  San Francisco City & County
   Redevelopment Agency
   Multifamily Housing RB (South
   Harbor Project) DN (VMIG-1)**
   4.00%................. 08/07/98    12,300     12,300,000
  San Jose Multifamily Housing
   Bonds (Fairway Glen Project)
   Series A DN (FGIC Insurance)
   (VMIG-1)**
   3.00%................. 08/07/98     4,980      4,980,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
San Jose Multifamily Housing Bonds
(Timberwood Apartments Project)
Series 1995A DN (Wells Fargo Bank
LOC) (VMIG-1)**
   3.05%................. 08/07/98   $ 4,065   $  4,065,000
  San Juan-Modesto-Santa Clara-
   Redding Public Power Agency
   (San Juan Project) Subordinate
   Lien RB Series 1995B DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   2.95%................. 08/07/98    10,000     10,000,000
  Santa Clara County Financing
   Authority Lease Revenue
   Refunding Bonds (VMC Facilities
   Replacement Project) Series B
   DN (Union Bank of Switzerland
   LOC) (A-1, VMIG-1)**
   3.00%................. 08/07/98     6,500      6,500,000
  Santa Clara Multifamily Housing
   Bonds (Fox Chase Project) DN
   (FGIC Insurance) (VMIG-1)**
   3.00%................. 08/07/98     4,700      4,700,000
  Southeast California Lease
   Revenue Refunding Bonds
   (Resource Recovery Facility
   Authority) DN (Industrial Bank
   of Japan LOC) (A-1, VMIG-1)**
   4.05%................. 08/07/98    34,500     34,500,000
  Southern California Public Power
   Authority Subordinated
   Refunding RB (Southern
   Transmission Project) Series B
   DN (FSA Insurance)(A-1+,
   VMIG-1)**
   2.95%................. 08/07/98    20,800     20,800,000
  Southern California Public Power
   Authority Subordinated
   Refunding RB (Southern
   Transmission Project) Series
   1991 DN (FGIC Insurance)(A-1+,
   VMIG-1)**
   2.90%................. 08/07/98     7,300      7,300,000
  Vacaville Multifamily Housing
   Mortgage RB (Quail Run Project)
   Series A DN (Federal National
   Mortgage Association) (A-1+)**
   2.95%................. 08/07/98     5,700      5,700,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  Vallecitos Water District
   Certificates of Participation
   (Twin Oaks Reservoir Project)
   DN (Credit Locale de France
   LOC) (A-1+, VMIG-1)**
   3.15%................. 08/07/98   $ 2,700   $  2,700,000
                                               ------------
                                                606,600,208
                                               ------------
PUERTO RICO -- 2.41%
  Puerto Rico Government
   Development Bank Series 1985 DN
   (Credit Suisse LOC) (A-1+,
   VMIG-1)**
   3.20%................. 08/07/98     8,200      8,200,000
  Puerto Rico Highway &
   Transportation Authority
   Highway Revenue Bonds Series X
   DN (Landesbank Hessen-Thuringen
   LOC) (A-1+, VMIG-1)**
   3.20%................. 08/07/98     1,085      1,085,000
  Puerto Rico Highway &
   Transportation Authority
   Transportation Revenue Bonds
   Series 1998A DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.15%................. 08/07/98     3,700      3,700,000
  Puerto Rico Industrial, Tourist,
   Education, Medical, and
   Environmental Control Financing
   Authority (Ana G. Mendez
   University System Project) DN
   (Banco de Santarder LOC)
   (A-1+)**
   2.95%................. 08/07/98     2,000      2,000,000
                                               ------------
                                                 14,985,000
                                               ------------

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Concluded)

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $621,585,208*)...........    99.93%   $621,585,208
OTHER ASSETS IN EXCESS OF
  LIABILITIES....................      0.07        433,179
                                     ------   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 513,929,789
  California Money Shares and
  108,224,137 California Dollar
  Shares outstanding)............   100.00%   $622,018,387
                                     ------   ------------
                                     ------   ------------
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($622,018,387 / 622,153,926).............          $1.00
                                                     -----
                                                     -----
-------------
*  Aggregate cost for federal income tax purposes is
   substantially the same.
** Variable rate demand notes -- the interest rate shown
   is as of July 31, 1998, and the maturity date shown is
   the longer of (i) the next interest readjustment date
   or (ii) the date on which the principal amount owed can
   be recovered through demand.
   The Moody's Investor's Service, Inc. and Standard &
   Poor's Ratings Service ratings are believed to be the
   most recent ratings available at July 31, 1998.

           ---------------------------------------------------------


                             CALIFORNIA MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                 July 31, 1998
                                  (Unaudited)

       MATURITY
        PERIOD          PAR        PERCENTAGE
     -------------  ------------   ----------
         1-30 Days  $499,240,000      80.4%
        31-60 Days    62,450,000      10.0%
        61-90 Days    19,600,000       3.2%
     Over 150 Days    40,000,000       6.4%
       Average Weighted Maturity -- 34 days
--------------------------------------------------

INVESTMENT ABBREVIATIONS:
DN      Demand Notes (Variable Rate)
GO      General Obligation
IDRB    Industrial Development Revenue Bond
LOC     Letter of Credit
PCRB    Pollution Control Revenue Bond
RB      Revenue Bonds
TECP    Tax-Exempt Commercial Paper
TRAN    Tax and Revenue Anticipation Notes

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Operations
                         Six Months Ended July 31,1998
                                  (Unaudited)

Investment income:
  Interest..................................................         $10,494,524
                                                                     -----------
Expenses:
  Investment advisory fee...................................             618,462
  Administration fee........................................             618,462
  Custodian fees............................................              65,126
  Legal fees................................................              16,615
  Transfer agent fees.......................................              12,822
  Audit fees................................................              16,099
  Directors' and officer's fees and expenses................              17,120
  Registration and filing fees..............................               2,328
  Printing..................................................               6,118
  Other.....................................................               7,846
                                                                     -----------
                                                                       1,380,998
  Fees waived by Investment Adviser and Administrators......            (762,538)
                                                                     -----------
                                                                         618,460
  Service Organization fees: Dollar Shares..................             138,339
                                                                     -----------
     Total expenses.........................................             756,799
                                                                     -----------
       Net investment income................................           9,737,725
Realized gain (loss) on investments:
  Net realized gain on investments sold.....................              13,414
                                                                     -----------
Net increase in net assets resulting from operations........         $ 9,751,139
                                                                     ===========

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                      Statements of Changes in Net Assets

                                                                 SIX MONTHS
                                                                   ENDED             YEAR ENDED
                                                               JULY 31, 1998      JANUARY 31, 1998
                                                              ----------------    ----------------
                                                                (UNAUDITED)
Net investment income.......................................    $  9,737,725        $ 18,095,184
Net realized gain (loss) on investments.....................          13,414             (14,860)
                                                                ------------        ------------
Net increase in net assets resulting from operations........       9,751,139          18,080,324
                                                                ------------        ------------
Distributions to shareholders from:
  Net investment income:
     Money Shares...........................................      (8,100,106)        (14,302,548)
     Dollar Shares..........................................      (1,637,619)         (3,792,636)
                                                                ------------        ------------
Total distributions.........................................      (9,737,725)        (18,095,184)
                                                                ------------        ------------
Increase in net assets from capital share transactions......      31,118,525         138,059,151
                                                                ------------        ------------
Net increase in net assets..................................      31,131,939         138,044,291
Net assets:
  Beginning of period.......................................     590,886,448         452,842,157
                                                                ------------        ------------
  End of period.............................................    $622,018,387        $590,886,448
                                                                ============        ============

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          MONEY SHARES
                                             -----------------------------------------------------------------------
                                             SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                              07/31/98      01/31/98    01/31/97    01/31/96    01/31/95    01/31/94
                                             -----------    --------    --------    --------    --------    --------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period.......   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                              --------      --------    --------    --------    --------    --------
  Income From Investment Operations:
     Net Investment Income.................     0.0159        0.0334      0.0316      0.0356      0.0281      0.0223
                                              --------      --------    --------    --------    --------    --------
  Less Distributions:
     Dividends to Shareholders From Net
       Investment Income...................    (0.0159)      (0.0334)    (0.0316)    (0.0356)    (0.0281)    (0.0223)
                                              --------      --------    --------    --------    --------    --------
Net Asset Value, End of Period.............   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                              ========      ========    ========    ========    ========    ========
Total Return...............................      3.23%(2)      3.39%       3.21%       3.62%       2.84%       2.25%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000).........    513,797       460,339     326,521     389,883     385,824     356,501
  Ratio of Expenses to Average Daily Net
     Assets(1).............................       .20%(2)       .20%        .20%        .20%        .20%        .20%
  Ratio of Net Investment Income to Average
     Daily Net Assets......................      3.19%(2)      3.34%       3.15%       3.55%       2.79%       2.23%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrators fees for Money Shares for the six months ended July 31, 1998 and for the years ended January 31, 1998, 1997, 1996, 1995 and 1994 were .45% (annualized), .46%, .48%, .48%, .48% and .49%, respectively.

(2) Annualized.

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               DOLLAR SHARES
                                                     ------------------------------------------------------------------
                                                     SIX MONTHS      YEAR       YEAR       YEAR       YEAR       YEAR
                                                        ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                                                      07/31/98     01/31/98   01/31/97   01/31/96   01/31/95   01/31/94
                                                     -----------   --------   --------   --------   --------   --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period...............   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      --------     --------   --------   --------   --------   --------
  Income From Investment Operations:
     Net Investment Income.........................     0.0147       0.0309     0.0291     0.0331     0.0256     0.0198
                                                      --------     --------   --------   --------   --------   --------
  Less Distributions:
     Dividends to Shareholders From Net Investment
       Income......................................    (0.0147)     (0.0309)   (0.0291)   (0.0331)   (0.0256)   (0.0198)
                                                      --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period.....................   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ========     ========   ========   ========   ========   ========
Total Return.......................................      2.98%(2)     3.14%      2.96%      3.37%      2.59%      2.00%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000).................    108,221      130,547    126,321     31,163     11,026     19,098
  Ratio of Expenses to Average Daily Net
     Assets(1).....................................       .45%(2)      .45%       .45%       .45%       .45%       .45%
  Ratio of Net Investment Income to Average Daily
     Net Assets....................................      2.94%(2)     3.09%      2.90%      3.30%      2.54%      1.98%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrators fees for Dollar Shares for the six months ended July 31, 1998 and for the years ended January 31, 1998, 1997, 1996, 1995 and 1994 were .70% (annualized), .71%, .73%, .73%, .73% and .74%, respectively.

(2) Annualized.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

1. General Information

     Municipal Fund for California Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares: California Money ("Money"), California Money Dollar ("Dollar"), and California Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio and are identical in all respects except that the Dollar and Plus Shares bear the service fees described below and are entitled to vote separately on matters relating to these fees.

     Dollar Shares are sold pursuant to a non-12b-1 shareholder services plan to institutions other than broker/dealers, and Plus Shares are sold pursuant to a 12b-1 services plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Plus and Dollar shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money Shares are sold to institutional investors who choose not to enter into such servicing agreements with the company.

     Certain California municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

2. Significant Accounting Policies

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     Portfolio valuation: Portfolio securities are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

     Securities transactions and investment income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends and distributions to shareholders: It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

     Federal taxes: No provision is made for federal income or excise taxes because the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

     The Company has entered into an Investment Advisory Agreement with BlackRock Institutional Management Corporation ("BIMC"), a majority-owned subsidiary of PNC Bank, National Association ("PNC Bank"). Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of .20% of Company's average daily net assets.

     PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement between the Investment Adviser and PNC Bank.

     In March 1998, BIMC assumed the responsibilities of PNC Bank, as sub-advisor, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services were transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee was terminated.
     Provident Distributors, Inc. ("PDI"), serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

     BIMC and the Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

     For the six months ended July 31, 1998, BIMC and the Administrators voluntarily waived fees, on an equal basis, totaling $762,538.

     Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

     PNC Bank is the Company's custodian and PFPC is the transfer agent.

     No Service Organization fees were paid to affiliates for the six months ended July 31, 1998.

4. Fund Shares

     Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                      CALIFORNIA MONEY FUND
                                ---------------------------------
                                  SIX MONTHS        YEAR ENDED
                                   JULY 31,         JANUARY 31,
                                     1998              1998
                                ---------------   ---------------
                                  (UNAUDITED)
Sold
 Money Shares.................  $ 2,053,152,037   $ 2,337,571,092
 Dollar Shares................      198,978,236       559,243,481
Issued as reinvestments of
 dividends
 Money Shares.................          386,729         1,014,667
 Dollar Shares................               --                --
Redeemed
 Money Shares.................   (2,000,092,829)   (2,204,755,948)
 Dollar Shares................     (221,305,648)     (555,014,141)
                                ---------------   ---------------
Net increase..................  $    31,118,525   $   138,059,151
                                ===============   ===============

     The authorized capital of the Company consists of 2.3 billion Money Shares, 300 million Dollar Shares, and 300 million Plus Shares, each with a par value of $.001 per share.

     On July 31, 1998, three shareholders held approximately 51% of the outstanding shares of the California Money Fund.

5. Capital Loss Carryover

     At January 31, 1998, California Money Fund had a capital loss carryover amounting to $146,216 expiring at various times from 2000 to 2005, and is available to offset possible future capital gains.

6. Net assets

     At July 31, 1998, net assets consisted of the following:

Paid-in capital..............  $622,153,926
Accumulated net realized loss
  on investments.............      (135,539)
                               ------------
Total Net Assets.............  $622,018,387
                               ============

Directors
  G. Willing Pepper
    Chairman
  William R. Howell
  Rodney D. Johnson
  Rudolph A. Peterson
  Anthony M. Santomero

Officers
  Thomas H. Nevin
    President
  Lisa M. Buono
    Treasurer
  W. Bruce McConnel, III
    Secretary

Investment Adviser
  BlackRock Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Distributor
  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

PIF-SA-011

                             CALIFORNIA MONEY FUND

                            An Investment Portfolio
                                   Offered by
                               Municipal Fund for
                           California Investors, Inc.

                       Provident Institutional Funds Logo

                       Semi-Annual Report to Shareholders
                                 July 31, 1998